Financial result, net - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial result, net
Interest costs capitalised	$ 248,139	$ 200,833	$ 191,651
Dividends Percentage on Participation in Dispute	8.53%